Debt and Interest Expense - Additional Information (details) (USD $)					1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		May 31, 2011 5.375% Senior Notes due 2021	Dec. 31, 2011 5.375% Senior Notes due 2021	Dec. 31, 2008 Note Payable To Anadarko [Member]	Dec. 31, 2011 Note Payable To Anadarko [Member]	Dec. 31, 2010 Note Payable To Anadarko [Member]	Mar. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Oct. 31, 2009 Revolving Credit Facility [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Maximum [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Maximum [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Minimum [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Minimum [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Percentage Above Federal Funds Effective Rate [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Three Year Wattenberg Term Loan	Aug. 31, 2010 Three Year Wattenberg Term Loan	Dec. 31, 2010 Three Year Wattenberg Term Loan	Aug. 31, 2010 Three Year Wattenberg Term Loan Maximum [Member]	Aug. 31, 2010 Three Year Wattenberg Term Loan Minimum [Member]	May 31, 2011 Interest Rate Swap [Member]
Debt Instrument Line Items
Fixed interest rate					5.375%		4.00%		2.82%
Principal	$ 675,000,000	[1]	$ 474,000,000	[1]	$ 500,000,000	$ 500,000,000	$ 175,000,000	$ 175,000,000	$ 175,000,000			$ 49,000,000									$ 250,000,000	$ 250,000,000
Offering Percent					98.778%
Effective interest rate					5.648%
Underwriting discount					3,300,000
Description of debt instrument					In May 2011, the Partnership completed the offering of $500.0 million aggregate principal amount of 5.375% Senior Notes due 2021 (the “Notes”) at a price to the public of 98.778% of the face amount of the Notes. Including the effects of the underwriting discount and debt issuance costs, the effective interest rate is 5.648%. Interest on the Notes is paid semi-annually on June 1 and December 1 of each year, with payments commencing on December 1, 2011. Proceeds from the offering of the Notes (net of the underwriting discount of $3.3 million and debt issuance costs) were used to repay the then-outstanding balance on the Partnership’s revolving credit facility, with the remainder used for general partnership purposes. The Notes mature on June 1, 2021, unless redeemed at a redemption price that includes a make-whole premium. The Partnership may redeem the Notes in whole or in part, at any time before March 1, 2021, at a redemption price equal to the greater of (i) 100% of the principal amount of the Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the Notes) plus 40 basis points, plus, in either case, accrued and unpaid interest, if any, on the principal amount being redeemed to such redemption date. On or after March 1, 2021, the Notes will be redeemable and repayable, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the Notes to be redeemed, plus accrued interest on the Notes to be redeemed to the date of redemption.
Covenants					The Notes indenture contains customary events of default including, among others, (i) default in any payment of interest on any debt securities when due that continues for 30 days; (ii) default in payment, when due, of principal of or premium, if any, on the Notes at maturity; and (iii) certain events of bankruptcy or insolvency with respect to the Partnership. The indenture governing the Notes also contains covenants that limit, among other things, the ability of the Partnership and the Subsidiary Guarantors to (i) create liens on their principal properties; (ii) engage in sale and leaseback transactions; and (iii) merge or consolidate with another entity or sell, lease or transfer substantially all of their properties or assets to another entity.
Term of instrument in years					10 years		5 years			5 years											3 years
The provisions of the agreement							The provisions of the five-year term loan agreement contain customary events of default, including (i) non-payment of principal when due or non-payment of interest or other amounts within three business days of when due, (ii) certain events of bankruptcy or insolvency with respect to the Partnership and (iii) a change of control.
Revolving Credit Facility, current maximum borrowing capacity										800,000,000			450,000,000
Revolving Credit Facility, additional borrowings										250,000,000
Revolving Credit Facility, remaining borrowing capacity											800,000,000
Interest rate percent above LIBOR														1.00%	1.90%	0.90%	1.30%	0.30%	0.50%				3.50%	2.50%
Revolving Credit Facility, interest rate at period end											1.80%	3.26%
Facility fee											0.25%	0.50%			0.35%		0.20%
Revolving Credit Facility, outstanding borrowings											0
Revolving Credit Facility covenants										The RCF also contains various customary covenants, customary events of default and certain financial tests as of the end of each quarter, including a maximum consolidated leverage ratio (which is defined as the ratio of consolidated indebtedness as of the last day of a fiscal quarter to Consolidated Earnings Before Interest, Taxes, Depreciation and Amortization (“Consolidated EBITDA”) for the most recent four consecutive fiscal quarters ending on such day) of 5.0 to 1.0, or a consolidated leverage ratio of 5.5 to 1.0 with respect to quarters ending in the 270-day period immediately following certain acquisitions, and a minimum consolidated interest coverage ratio (which is defined as the ratio of Consolidated EBITDA for the most recent four consecutive fiscal quarters to consolidated interest expense for such period) of 2.0 to 1.0. All amounts due under the RCF are unconditionally guaranteed by the Partnership’s wholly owned subsidiaries. The Partnership will no longer be required to comply with the minimum consolidated interest coverage ratio, as well as the subsidiary guarantees and certain of the aforementioned covenants, if the Partnership obtains two of the following three ratings: BBB- or better by Standard & Poor’s, Baa3 or better by Moody’s Investors Service, or BBB- or better by Fitch Ratings.
Accelerated amortization expense																				1,300,000
Realized loss on terminated swap agreement																									$ 1,900,000

[1]	The Partnership’s consolidated balance sheets include accrued interest expense of $2.7 million and $1.3 million as of December 31, 2011 and 2010, respectively, which is included in accrued liabilities.